Pacer Lunt Large Cap Multi-Factor Alternator ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communication Services - 1.8%
Charter Communications, Inc. - Class A (a)(b)	2,486	$512,414
Comcast Corp. - Class A	94,044	2,797,809
Electronic Arts, Inc.	2,816	574,239
Omnicom Group, Inc.	5,423	417,788
		4,302,250

Consumer Discretionary - 4.2%
Airbnb, Inc. - Class A (a)	5,345	691,483
Best Buy Co., Inc.	2,509	163,336
Chipotle Mexican Grill, Inc. (a)	34,186	1,328,810
Deckers Outdoor Corp. (a)	5,750	686,205
DR Horton, Inc.	6,919	1,029,824
eBay, Inc.	7,981	728,027
Expedia Group, Inc.	1,604	424,803
Lennar Corp. - Class A (b)	6,744	737,457
Lululemon Athletica, Inc. (a)	3,922	684,389
NVR, Inc. (a)	37	282,522
Pool Corp.	1,278	324,727
Ralph Lauren Corp.	535	189,074
TJX Cos., Inc.	14,330	2,146,777
Ulta Beauty, Inc. (a)	531	343,748
Williams-Sonoma, Inc.	1,928	394,565
		10,155,747

Consumer Staples - 13.0%
Brown-Forman Corp. - Class B (b)	5,204	142,433
Bunge Global SA	3,841	437,413
Campbell's Co. (b)	6,399	179,044
Church & Dwight Co., Inc.	3,260	313,775
Coca-Cola Co.	53,202	3,980,042
Colgate-Palmolive Co.	31,746	2,866,346
Conagra Brands, Inc.	17,208	318,520
Constellation Brands, Inc. - Class A	6,324	990,971
Costco Wholesale Corp. (b)	5,963	5,606,711
Dollar Tree, Inc. (a)	2,650	311,613
General Mills, Inc.	17,088	790,491
Kenvue, Inc.	22,542	392,231
Kimberly-Clark Corp.	5,114	511,349
Mondelez International, Inc. - Class A	16,285	952,184
Monster Beverage Corp. (a)	13,439	1,085,334
PepsiCo, Inc.	38,594	5,929,196
Procter & Gamble Co.	29,553	4,485,259
Target Corp.	12,531	1,321,645
The Kraft Heinz Co.	23,456	556,845
		31,171,402

Energy - 3.7%
APA Corp. (b)	9,393	248,069
ConocoPhillips	27,851	2,902,910
Devon Energy Corp.	16,590	667,084
Diamondback Energy, Inc.	4,828	791,551
EOG Resources, Inc.	6,300	706,419
Halliburton Co.	24,324	815,340
Occidental Petroleum Corp.	19,760	896,906
SLB Ltd.	41,400	2,002,932
		9,031,211

Financials - 8.6%
Allstate Corp.	4,073	810,486
Ameriprise Financial, Inc.	1,604	845,613
Arch Capital Group Ltd. (a)	4,566	438,519
Erie Indemnity Co. - Class A	1,037	293,481
Everest Group Ltd.	1,009	334,261
FactSet Research Systems, Inc.	446	113,445
Global Payments, Inc.	5,896	422,979
Jack Henry & Associates, Inc.	914	163,798
Marsh & McLennan Cos., Inc.	11,953	2,249,435
Mastercard, Inc. - Class A	10,803	5,820,548
Moody's Corp.	2,343	1,207,957
Progressive Corp.	8,773	1,824,784
T Rowe Price Group, Inc.	2,716	287,027
Visa, Inc. - Class A	17,872	5,751,746
		20,564,079

Health Care - 26.5% (c)
Agilent Technologies, Inc.	7,277	974,026
Align Technology, Inc. (a)	1,911	311,550
Baxter International, Inc. (b)	15,330	307,673
Becton Dickinson & Co. (b)	8,345	1,698,041
Biogen, Inc. (a)	5,278	949,459
Bio-Techne Corp.	6,407	410,625
Cencora, Inc.	2,699	969,535
Centene Corp. (a)	15,714	680,731
Charles River Laboratories International, Inc. (a)	1,230	258,890
Cigna Group	7,280	1,995,521
Cooper Cos., Inc. (a)	5,433	442,138
Danaher Corp.	19,132	4,187,803
Elevance Health, Inc.	7,796	2,695,389
Gilead Sciences, Inc.	21,827	3,098,343
Hologic, Inc. (a)	5,775	432,721
Humana, Inc.	3,187	622,102
IDEXX Laboratories, Inc. (a)	1,364	914,507
Incyte Corp. (a)	2,754	275,593
IQVIA Holdings, Inc. (a)	4,452	1,024,628
Merck & Co., Inc. (b)	112,186	12,370,750
Mettler-Toledo International, Inc. (a)	516	708,592
Moderna, Inc. (a)(b)	10,974	483,624
Molina Healthcare, Inc. (a)	1,682	302,070
Pfizer, Inc.	158,232	4,183,654
Regeneron Pharmaceuticals, Inc.	3,510	2,602,490
ResMed, Inc.	1,904	491,822
Revvity, Inc. (b)	4,874	530,291
Solventum Corp. (a)(b)	2,420	186,267
STERIS PLC	1,435	376,831
Thermo Fisher Scientific, Inc.	10,579	6,121,115
UnitedHealth Group, Inc.	30,569	8,771,163
Universal Health Services, Inc. - Class B	1,466	295,047
Viatris, Inc.	30,641	401,091
Waters Corp. (a)	790	292,869
West Pharmaceutical Services, Inc.	1,624	375,339
Zimmer Biomet Holdings, Inc.	5,124	446,147
Zoetis, Inc.	19,046	2,377,322
		63,565,759

Industrials - 16.8%
3M Co.	10,022	1,534,970
A O Smith Corp. (b)	2,917	214,370
AMETEK, Inc.	2,832	634,311
Broadridge Financial Solutions, Inc.	1,415	278,911
Builders FirstSource, Inc. (a)	2,750	314,600
Caterpillar, Inc.	5,340	3,510,302
CH Robinson Worldwide, Inc.	1,478	288,136
Cintas Corp.	4,432	848,240
Copart, Inc. (a)	21,695	880,383
Dover Corp.	1,531	308,481
Eaton Corp. PLC	4,778	1,679,085
EMCOR Group, Inc.	672	484,331
Expeditors International of Washington, Inc.	1,709	274,363
Fastenal Co.	14,699	637,349
FedEx Corp.	5,840	1,881,940
GE Vernova, Inc.	3,652	2,652,703
Generac Holdings, Inc. (a)	653	109,730
General Electric Co.	18,026	5,530,197
Hubbell, Inc. (b)	687	335,215
IDEX Corp.	2,010	399,085
Illinois Tool Works, Inc.	4,592	1,199,706
Ingersoll Rand, Inc. (b)	8,809	758,367
Jacobs Solutions, Inc.	1,849	250,096
JB Hunt Trasport Services, Inc.	2,664	540,046
Johnson Controls International PLC	9,063	1,080,853
Leidos Holdings, Inc.	1,525	287,127
Lennox International, Inc. (b)	533	263,878
Lockheed Martin Corp.	5,698	3,613,786
Nordson Corp.	1,271	348,928
Old Dominion Freight Line, Inc.	5,021	869,637
Parker-Hannifin Corp.	1,501	1,404,696
Paycom Software, Inc.	621	83,680
Rockwell Automation, Inc.	1,408	593,683
Snap-On, Inc.	631	231,015
Stanley Black & Decker, Inc. (b)	4,299	338,159
Textron, Inc.	4,451	391,955
Trane Technologies PLC	3,305	1,390,017
United Parcel Service, Inc. - Class B	32,000	3,399,040
W.W. Grainger, Inc. (b)	597	644,724
		40,486,095

Information Technology - 21.0%
Accenture PLC - Class A	23,705	6,249,586
Adobe, Inc. (a)	20,613	6,044,762
Akamai Technologies, Inc. (a)	3,540	343,911
Apple, Inc.	20,853	5,410,936
Applied Materials, Inc.	8,902	2,869,293
AppLovin Corp. - Class A (a)	4,392	2,077,899
CDW Corp.	3,329	420,752
Cisco Systems, Inc.	48,597	3,806,117
EPAM Systems, Inc. (a)(b)	1,449	302,261
F5, Inc. (a)	625	172,256
Fortinet, Inc. (a)	12,729	1,034,359
Gartner, Inc. (a)	3,773	790,859
HP, Inc.	26,046	506,334
Intel Corp. (a)	108,866	5,059,003
KLA Corp.	2,349	3,354,231
Lam Research Corp.	19,938	4,654,726
Microchip Technology, Inc.	12,191	925,541
Motorola Solutions, Inc.	2,114	850,970
NetApp, Inc.	3,632	349,943
ON Semiconductor Corp. (a)	9,885	592,013
QUALCOMM, Inc.	14,207	2,153,639
Skyworks Solutions, Inc. (b)	5,866	327,088
Trimble, Inc. (a)	3,409	230,448
Tyler Technologies, Inc. (a)	564	208,342
Western Digital Corp.	6,228	1,558,433
Zebra Technologies Corp. - Class A (a)	586	137,698
		50,431,400

Materials - 2.4%
Albemarle Corp.	2,743	468,038
Avery Dennison Corp.	2,314	429,270
CF Industries Holdings, Inc.	2,290	213,497
Corteva, Inc.	8,606	626,517
Dow, Inc.	24,390	671,944
International Flavors & Fragrances, Inc.	7,803	544,727
LyondellBasell Industries NV - Class A	8,033	393,617
Newmont Goldcorp Corp.	13,765	1,546,498
PPG Industries, Inc. (b)	8,314	961,348
		5,855,456

Utilities - 1.3%
AES Corp.	16,724	245,007
Constellation Energy Corp.	3,979	1,116,826
Edison International	11,647	725,375
PG&E Corp.	62,212	959,309
		3,046,517
TOTAL COMMON STOCKS (Cost $230,757,680)		238,609,916

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares	Value
Real Estate - 0.6%
Alexandria Real Estate Equities, Inc.	4,884	266,862
Federal Realty Investment Trust	2,001	202,421
Healthpeak Properties, Inc.	18,825	324,543
Weyerhaeuser Co.	19,329	498,301
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,218,974)		1,292,127

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.8%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	16,429,917	16,429,917
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,429,917)		16,429,917

TOTAL INVESTMENTS - 106.7% (Cost $248,406,571)		256,331,960
Liabilities in Excess of Other Assets - (6.7)%		(16,129,109)
TOTAL NET ASSETS - 100.0%		$240,202,851

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $16,097,237.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Lunt Large Cap Multi-Factor Alternator ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$238,609,916	$–	$–	$238,609,916
Real Estate Investment Trusts	1,292,127	–	–	1,292,127
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	16,429,917
Total Investments	$239,902,043	$–	$–	$256,331,960

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $16,429,917 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.